SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Significant Accounting Policies [Line Items]
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share | shares	10,294,200	9,773,837	11,470,910
Advertising expense	$ 141,346	$ 113,151	$ 87,567
Severance pay expenses	$ 7,768	$ 5,411	4,038
Severance pay rate	8.33%
Weighted average interest rates of short-term deposits	1.28%	2.08%
Restricted deposits, weighted average interest rate	0.05%	0.05%
Number of reporting units	1
Useful life of intangible assets	13 years
Foreign currency derivative assets, fair value	$ 891	$ 606
Foreign currency derivative liabilities, fair value	84	539
Foreign currency derivative fair value, net	$ 807	67
Maximium plan contribution, percent of annual salary	100.00%
Maximum annual contribution to plan, per employee	$ 18
Employer matching contribution, percent of employee's contribution	4.00%
Defined contribution plan expenses	$ 334	167	121
Income (expenses) related to hedging activity	(7,101)	748	2,085
Accumulated income (loss) on derivatives	394	(141)	2,702
Grants	1,030	425
Capitalization of software development costs	720
Adjustment to retained earnings	147,000
Certain Employees Over 50 Years Of Age [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution to plan, per employee	24
Not Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Foreign currency derivative assets, fair value	302	933
Foreign currency derivative liabilities, fair value	2,889	318
Foreign currency derivative fair value, net	(2,587)	615
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	95,841
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	52,886
Income (expenses) related to hedging activity	5,417	$ 831	$ (2,102)
Accumulated income (loss) on derivatives	388
Domain Names and Third Party Apps [Member]
Significant Accounting Policies [Line Items]
Revenue recognition of domain names and third party apps	28,100
Domain Name [Member]
Significant Accounting Policies [Line Items]
Deferred domain name costs	$ 13,400